Feb. 27, 2025
FT Vest U.S. Equity Uncapped Accelerator ETF - January

Notwithstanding anything to the contrary in each Fund’s prospectus, the line graph in the section entitled “Summary Information – Buffer and Cap” in each Fund’s prospectus is replaced in its entirety with the line graph below, and the following is added as the penultimate sentence of the paragraph immediately preceding the bar chart and line graph in each Fund’s prospectus:

The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance.

FT Vest U.S. Equity Uncapped Accelerator ETF - October

Notwithstanding anything to the contrary in each Fund’s prospectus, the line graph in the section entitled “Summary Information – Buffer and Cap” in each Fund’s prospectus is replaced in its entirety with the line graph below, and the following is added as the penultimate sentence of the paragraph immediately preceding the bar chart and line graph in each Fund’s prospectus:

The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance.